PREPAID EXPENSES (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid investor relations services		$ 1,667	$ 121,500
Prepaid licensing fees		35,000	39,000
Other prepaid services and fees		19,674	16,900
Total prepaid expenses		$ 56,341	$ 177,400